UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 78.7%  $ 2,000   Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff Township
                              Board of Education Project), 5% due 4/01/2032                                             $   2,117
                    -------------------------------------------------------------------------------------------------------------
                        340   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                              Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010                          345
                    -------------------------------------------------------------------------------------------------------------
                        135   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                              Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009                          137
                    -------------------------------------------------------------------------------------------------------------
                        875   Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                             904
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Delaware River and Bay Authority, Revenue Refunding Bonds, 5% due 1/01/2028 (j)               1,057
                    -------------------------------------------------------------------------------------------------------------
                      2,450   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge
                              Revenue Refunding Bonds, 5% due 7/01/2024                                                     2,546
                    -------------------------------------------------------------------------------------------------------------
                        350   Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Refunding Bonds
                              (Port District Project), Series A, 5.20% due 1/01/2027 (h)                                      367
                    -------------------------------------------------------------------------------------------------------------
                      4,135   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                              Series B, 5.24% due 11/01/2027 (h)(s)                                                         1,691
                    -------------------------------------------------------------------------------------------------------------
                      1,640   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                              Revenue Bonds, Series A, 5.80% due 11/01/2022 (h)                                             1,869
                    -------------------------------------------------------------------------------------------------------------
                      2,080   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                              Revenue Bonds, Series A, 5.75% due 11/01/2028 (h)                                             2,537
                    -------------------------------------------------------------------------------------------------------------
                     10,000   Garden State Preservation Trust of New Jersey, Revenue Bonds, Series B, 5.17%
                              due 11/01/2024 (h)(s)                                                                         4,741
                    -------------------------------------------------------------------------------------------------------------
                        250   Gloucester County, New Jersey, Improvement Authority, Lease Revenue Bonds, Series A,
                              5% due 7/15/2023 (j)                                                                            263
                    -------------------------------------------------------------------------------------------------------------
                      2,300   Hopatcong Borough, New Jersey, GO, 5.75% due 8/01/2013 (a)(o)                                 2,559
                    -------------------------------------------------------------------------------------------------------------
                        169   Knowlton Township, New Jersey, Board of Education, GO, 6.60% due 8/15/2011                      188
                    -------------------------------------------------------------------------------------------------------------
                        200   Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (j)                              208
                    -------------------------------------------------------------------------------------------------------------
                      1,705   Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                              (Golf Course Projects), 5.25% due 6/01/2026                                                   1,836
                    -------------------------------------------------------------------------------------------------------------
                      2,970   Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New Brunswick
                              Apartments Rental Housing), AMT, 5.15% due 2/01/2024 (g)                                      3,041
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich
                              Center Hotel/Conference Project), Series A, 5% due 1/01/2015                                  1,016
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich
                              Center Hotel/Conference Project), Series A, 5% due 1/01/2020                                  1,022
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 1,000   Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding
                              Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                                     $   1,083
                    -------------------------------------------------------------------------------------------------------------
                        520   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                               543
                    -------------------------------------------------------------------------------------------------------------
                        790   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                                855
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (c)                          1,117
                    -------------------------------------------------------------------------------------------------------------
                        125   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                                133
                    -------------------------------------------------------------------------------------------------------------
                      3,845   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                              4,138
                    -------------------------------------------------------------------------------------------------------------
                        875   New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024             931
                    -------------------------------------------------------------------------------------------------------------
                        500   New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032             532
                    -------------------------------------------------------------------------------------------------------------
                        150   New Jersey EDA, EDR, Refunding (Burlington Coat Factory), 6.125% due 9/01/2010                  150
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District
                              Project), 6.50% due 4/01/2028                                                                 3,072
                    -------------------------------------------------------------------------------------------------------------
                      6,500   New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5% due 12/01/2024 (a)          6,894
                    -------------------------------------------------------------------------------------------------------------
                      3,000   New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20% due 12/01/2009 (o)                          3,231
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%
                              due 1/01/2037                                                                                 1,047
                    -------------------------------------------------------------------------------------------------------------
                      1,330   New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%
                              due 11/01/2031                                                                                1,411
                    -------------------------------------------------------------------------------------------------------------
                      1,630   New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series B, 5.75%
                              due 11/01/2031                                                                                1,635
                    -------------------------------------------------------------------------------------------------------------
                        585   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A,
                              5.30% due 1/01/2010                                                                             596
                    -------------------------------------------------------------------------------------------------------------
                      1,500   New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
                              Homestead Project), Series A, 5.80% due 11/01/2031                                            1,626
                    -------------------------------------------------------------------------------------------------------------
                      1,250   New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014             1,292
                    -------------------------------------------------------------------------------------------------------------
                      1,675   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95%
                              due 7/01/2021 (j)(s)                                                                            928
                    -------------------------------------------------------------------------------------------------------------
                      2,100   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (j)         2,210
                    -------------------------------------------------------------------------------------------------------------
                        100   New Jersey EDA, PCR (Public Service Electric & Gas Co.), AMT, Series A, 6.40%
                              due 5/01/2032 (j)                                                                               101
                    -------------------------------------------------------------------------------------------------------------
                        425   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village, Inc. Facility),
                              Series A, 7.25% due 11/15/2011 (o)                                                              488
                    -------------------------------------------------------------------------------------------------------------
                      1,500   New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.),
                              5.25% due 11/15/2026                                                                          1,518
                    -------------------------------------------------------------------------------------------------------------
                      1,100   New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.),
                              5.25% due 11/15/2036                                                                          1,106
                    -------------------------------------------------------------------------------------------------------------
                      1,075   New Jersey EDA, Revenue Bonds (American Airlines, Inc. Project), AMT, 7.10%
                              due 11/01/2031                                                                                1,077
                    -------------------------------------------------------------------------------------------------------------
                      4,000   New Jersey EDA, Revenue Bonds (Motor Vehicle Commission), Series A, 3.52%
                              due 7/01/2012 (j)(s)                                                                          3,267
                    -------------------------------------------------------------------------------------------------------------
                      4,440   New Jersey EDA, Revenue Bonds (New Jersey Performing Arts Center Project), Series C,
                              5.75% due 6/15/2008 (a)                                                                       4,514
                    -------------------------------------------------------------------------------------------------------------
                      4,000   New Jersey EDA, Revenue Bonds (Saint Barnabas Medical Center Project), Series A, 5.625%
                              due 7/01/2023 (j)(s)                                                                          2,017
                    -------------------------------------------------------------------------------------------------------------
                         50   New Jersey EDA, Revenue Refunding Bonds (Health Village 96 Project), 6% due 5/01/2016            50
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey EDA, School Facilities Construction Revenue Bonds, Series F, 5%
                              due 6/15/2013 (e)(o)                                                                          2,675
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey EDA, School Facilities Construction Revenue Bonds, Series G, 5%
                              due 9/01/2013 (a)(o)                                                                          2,680
                    -------------------------------------------------------------------------------------------------------------
                      1,700   New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%
                              due 3/01/2030 (h)                                                                             1,792
                    -------------------------------------------------------------------------------------------------------------
                      1,590   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                              due 3/01/2023                                                                                 1,721
                    -------------------------------------------------------------------------------------------------------------
                      2,000   New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management, Inc.),
                              AMT, Series A, 5.30% due 6/01/2015                                                            2,103
                    -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 3,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc. Project),
                              AMT, 6.25% due 9/15/2019                                                                  $   3,094
                    -------------------------------------------------------------------------------------------------------------
                      2,000   New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A, 5.25%
                              due 3/15/2021 (j)(s)                                                                          1,122
                    -------------------------------------------------------------------------------------------------------------
                        100   New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc.
                              Project), AMT, Series A, 6.875% due 11/01/2034 (e)                                              101
                    -------------------------------------------------------------------------------------------------------------
                        100   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey,
                              Inc. Project), VRDN, Series A, 3.95% due 11/01/2026 (a)(p)                                      100
                    -------------------------------------------------------------------------------------------------------------
                        500   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Avalon at
                              Hillsborough), AMT, Series A, 6.625% due 7/01/2035                                              509
                    -------------------------------------------------------------------------------------------------------------
                        460   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                              Specialized Hospital), Series A, 5.50% due 7/01/2036                                            487
                    -------------------------------------------------------------------------------------------------------------
                        750   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical
                              Center), Series A, 5.25% due 7/01/2025                                                          790
                    -------------------------------------------------------------------------------------------------------------
                      1,100   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical
                              Center), Series A, 5.125% due 7/01/2035                                                       1,139
                    -------------------------------------------------------------------------------------------------------------
                      2,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health
                              System), 5.50% due 7/01/2021                                                                  2,096
                    -------------------------------------------------------------------------------------------------------------
                        455   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health
                              System), 5.625% due 7/01/2031                                                                   479
                    -------------------------------------------------------------------------------------------------------------
                        945   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                              Hospital Association), 6% due 7/01/2013                                                         961
                    -------------------------------------------------------------------------------------------------------------
                      1,040   New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                              Corporation), Series B, 5% due 7/01/2035 (k)                                                  1,086
                    -------------------------------------------------------------------------------------------------------------
                      2,650   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Robert Wood Johnson
                              University Hospital), 5.75% due 7/01/2025                                                     2,804
                    -------------------------------------------------------------------------------------------------------------
                      1,500   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                              Hospital), 6% due 7/01/2012 (o)                                                               1,651
                    -------------------------------------------------------------------------------------------------------------
                        910   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic
                              City Medical Center), 6.25% due 7/01/2017                                                     1,005
                    -------------------------------------------------------------------------------------------------------------
                      1,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Bayshore
                              Community Hospital), 5.125% due 7/01/2032 (k)                                                 1,550
                    -------------------------------------------------------------------------------------------------------------
                        600   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Capital
                              Health System, Inc.), Series A, 5.75% due 7/01/2023                                             643
                    -------------------------------------------------------------------------------------------------------------
                        125   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (General
                              Hospital Center at Passaic), 6.75% due 7/01/2019 (h)(l)                                         153
                    -------------------------------------------------------------------------------------------------------------
                      2,595   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Robert
                              Wood Johnson University Hospital), 5.75% due 7/01/2007 (j)                                    2,604
                    -------------------------------------------------------------------------------------------------------------
                      3,940   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                              Barnabas Health Care System), Series A, 5% due 7/01/2029                                      4,034
                    -------------------------------------------------------------------------------------------------------------
                     14,325   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                              Barnabas Health Care System), Series B, 5.13% due 7/01/2038 (s)                               2,910
                    -------------------------------------------------------------------------------------------------------------
                        150   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                              Joseph's Hospital and Medical Center), Series A, 6% due 7/01/2026 (d)                           153
                    -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 1,000   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                              Jersey Hospital System), 5% due 7/01/2036                                                 $   1,021
                    -------------------------------------------------------------------------------------------------------------
                      3,200   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                              Jersey Hospital System), 5% due 7/01/2046                                                     3,256
                    -------------------------------------------------------------------------------------------------------------
                        400   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Trinitas
                              Hospital Obligation Group), 7.40% due 7/01/2020                                                 440
                    -------------------------------------------------------------------------------------------------------------
                        805   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                              (Convention Center), 5.50% due 3/01/2021 (j)                                                    924
                    -------------------------------------------------------------------------------------------------------------
                      5,000   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A,
                              5.50% due 3/01/2020 (j)                                                                       5,233
                    -------------------------------------------------------------------------------------------------------------
                        200   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, VRDN,
                              Series C, 3.84% due 9/01/2024 (j)(p)                                                            200
                    -------------------------------------------------------------------------------------------------------------
                        800   New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
                              Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(o)                                            856
                    -------------------------------------------------------------------------------------------------------------
                      3,000   New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh Dickinson
                              University), Series D, 5.25% due 7/01/2032 (b)                                                3,121
                    -------------------------------------------------------------------------------------------------------------
                        750   New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court College
                              Project), Series C, 6.50% due 7/01/2033                                                         839
                    -------------------------------------------------------------------------------------------------------------
                        250   New Jersey State Educational Facilities Authority Revenue Bonds (Kean University),
                              Series D, 5.25% due 7/01/2013 (e)(o)                                                            270
                    -------------------------------------------------------------------------------------------------------------
                        500   New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State
                              University), Series F, 5% due 7/01/2011 (e)(o)                                                  525
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey State Educational Facilities Authority Revenue Bonds (New Jersey Institute of
                              Technology), Series G, 5.25% due 7/01/2019 (j)                                                1,055
                    -------------------------------------------------------------------------------------------------------------
                      1,120   New Jersey State Educational Facilities Authority Revenue Bonds (Public Library Project
                              Grant Issue), Series A, 5.50% due 9/01/2019 (a)                                               1,212
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey State Educational Facilities Authority Revenue Bonds (Rider University),
                              Series A, 5.125% due 7/01/2028 (k)                                                            1,059
                    -------------------------------------------------------------------------------------------------------------
                        650   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                              Series C, 5% due 7/01/2014 (j)(o)                                                               699
                    -------------------------------------------------------------------------------------------------------------
                        715   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                              Series C, 5.125% due 7/01/2014 (j)(o)                                                           774
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                              Series G, 4.50% due 7/01/2031 (j)                                                             1,001
                    -------------------------------------------------------------------------------------------------------------
                      3,650   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (New Jersey
                              Institute of Technology), Series B, 5% due 7/01/2016 (a)                                      3,902
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo
                              College), Series I, 4.25% due 7/01/2036 (a)                                                     972
                    -------------------------------------------------------------------------------------------------------------
                      2,200   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                              University), Series B, 4.25% due 7/01/2034 (e)                                                2,143
                    -------------------------------------------------------------------------------------------------------------
                        100   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                              University), Series C, 5% due 7/01/2031 (e)                                                     104
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey State, GO, 5.75% due 5/01/2012                                                     2,728
                    -------------------------------------------------------------------------------------------------------------
                      3,000   New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2014                                3,273
                    -------------------------------------------------------------------------------------------------------------
                      3,000   New Jersey State, GO, Refunding, Series N, 5.50% due 7/15/2017 (e)                            3,414
                    -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                    $    15   New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds, AMT,
                              Series A, 5.30% due 6/01/2017 (a)                                                         $      15
                    -------------------------------------------------------------------------------------------------------------
                        750   New Jersey State Highway Authority, Garden State Parkway, Senior General Revenue
                              Refunding Bonds, 6.20% due 1/01/2010 (l)                                                        782
                    -------------------------------------------------------------------------------------------------------------
                      2,175   New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                              Bonds, Series A, 4.70% due 11/01/2025 (h)                                                     2,225
                    -------------------------------------------------------------------------------------------------------------
                        195   New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                              Bonds, Series B, 6.15% due 11/01/2020 (h)                                                       204
                    -------------------------------------------------------------------------------------------------------------
                        940   New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                              Bonds, Series B, 6.25% due 11/01/2026 (h)                                                       979
                    -------------------------------------------------------------------------------------------------------------
                      1,500   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                              Bonds, AMT, Series T, 4.65% due 10/01/2032                                                    1,487
                    -------------------------------------------------------------------------------------------------------------
                      2,900   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                              Bonds, AMT, Series T, 4.70% due 10/01/2037                                                    2,881
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                              Series A, 6.125% due 9/15/2009 (a)(o)                                                         2,634
                    -------------------------------------------------------------------------------------------------------------
                      2,820   New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation
                              System, Series A, 5.75% due 6/15/2020                                                         3,279
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series A, 6% due 6/15/2010 (o)                                                         2,670
                    -------------------------------------------------------------------------------------------------------------
                      1,380   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series C, 5.05% due 12/15/2035 (a)(s)                                                    389
                    -------------------------------------------------------------------------------------------------------------
                      1,880   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2020                                                             1,987
                    -------------------------------------------------------------------------------------------------------------
                      3,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2020 (h)                                                         3,196
                    -------------------------------------------------------------------------------------------------------------
                      1,560   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Refunding Bonds, Series B, 6.50% due 6/15/2010 (j)                                            1,686
                    -------------------------------------------------------------------------------------------------------------
                        940   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Refunding Bonds, Series B, 6.50% due 6/15/2010 (j)(l)                                         1,018
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Refunding Bonds, Series B, 6% due 12/15/2011 (j)(o)                                           2,746
                    -------------------------------------------------------------------------------------------------------------
                      1,800   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Refunding Bonds, Series B, 5.50% due 12/15/2021 (j)                                           2,077
                    -------------------------------------------------------------------------------------------------------------
                      1,510   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                              due 1/01/2035 (a)(s)                                                                          1,090
                    -------------------------------------------------------------------------------------------------------------
                      2,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%
                              due 1/01/2030 (h)                                                                             2,640
                    -------------------------------------------------------------------------------------------------------------
                        400   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5%
                              due 1/01/2019 (e)                                                                               425
                    -------------------------------------------------------------------------------------------------------------
                      1,000   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5%
                              due 1/01/2027 (e)                                                                             1,046
                    -------------------------------------------------------------------------------------------------------------
                         80   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                              due 1/01/2016                                                                                    92
                    -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
                    $   545   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                              due 1/01/2016 (j)                                                                         $     628
                    -------------------------------------------------------------------------------------------------------------
                         30   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                              due 1/01/2016 (l)                                                                                35
                    -------------------------------------------------------------------------------------------------------------
                        390   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                              due 1/01/2016 (l)                                                                               451
                    -------------------------------------------------------------------------------------------------------------
                      2,765   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                              due 1/01/2016 (j)(l)                                                                          3,200
                    -------------------------------------------------------------------------------------------------------------
                        190   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                              due 1/01/2016 (j)(l)                                                                            220
                    -------------------------------------------------------------------------------------------------------------
                        950   Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community Urban
                              Renewal), Series A, 5.20% due 6/01/2030 (f)(i)                                                1,009
                    -------------------------------------------------------------------------------------------------------------
                      3,750   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
                              Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects),
                              4.375% due 1/01/2037 (j)                                                                      3,704
                    -------------------------------------------------------------------------------------------------------------
                      5,000   North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series A, 5.41%
                              due 8/01/2021 (j)(s)                                                                          2,761
                    -------------------------------------------------------------------------------------------------------------
                      1,475   Northern Burlington County Regional School District, New Jersey, GO, Refunding, 4.25%
                              due 3/01/2030 (j)                                                                             1,458
                    -------------------------------------------------------------------------------------------------------------
                        400   Old Bridge Township, New Jersey, Board of Education, GO, 5% due 7/15/2011 (j)(o)                421
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 85th Series,
                              5.20% due 9/01/2018                                                                           1,098
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                              6.125% due 6/01/2094                                                                          1,206
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                              International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2022 (j)                      2,060
                    -------------------------------------------------------------------------------------------------------------
                      7,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                              International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2009 (j)                      7,408
                    -------------------------------------------------------------------------------------------------------------
                      1,750   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                              International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (j)                      1,920
                    -------------------------------------------------------------------------------------------------------------
                        200   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                              (Versatile Structure Obligation), VRDN, Series 3, 3.97% due 6/01/2020 (p)                       200
                    -------------------------------------------------------------------------------------------------------------
                      1,500   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20%
                              due 1/01/2023                                                                                 1,550
                    -------------------------------------------------------------------------------------------------------------
                      1,145   Summit, New Jersey, GO, Refunding, 5.25% due 6/01/2014                                        1,256
                    -------------------------------------------------------------------------------------------------------------
                      1,445   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                              due 6/01/2013 (o)                                                                             1,698
                    -------------------------------------------------------------------------------------------------------------
                      4,000   Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                              Series 1A, 5% due 6/01/2041                                                                   3,935
                    -------------------------------------------------------------------------------------------------------------
                        500   Union County, New Jersey, Improvement Authority, Lease Revenue Bonds (Madison
                              Redevelopment Project), 5% due 3/01/2025 (h)                                                    524
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                              (Ogden Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)                  2,094
                    -------------------------------------------------------------------------------------------------------------
                        250   University of Medicine and Dentistry of New Jersey, COP, 5% due 4/15/2022 (a)                   262
                    -------------------------------------------------------------------------------------------------------------
                        250   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.125%
                              due 12/01/2022 (a)                                                                              264
                    -------------------------------------------------------------------------------------------------------------
                      1,030   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                              due 12/01/2027 (a)                                                                            1,110
                    -------------------------------------------------------------------------------------------------------------
                      1,500   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5%
                              due 12/01/2031 (a)                                                                            1,567
---------------------------------------------------------------------------------------------------------------------------------
Multi-State - 4.0%    1,000   Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (r)                                     1,044
                    -------------------------------------------------------------------------------------------------------------
                      4,000   Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (r)                                     4,395
                    -------------------------------------------------------------------------------------------------------------
                      4,000   Munimae TE Bond Subsidiary LLC, 6.875% due 6/30/2049 (r)                                      4,195
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Munimae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (r)                                       2,202
---------------------------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                             Value
---------------------------------------------------------------------------------------------------------------------------------
Guam - 0.6%         $   750   Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033    $     857
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                              Bonds, 5.875% due 7/01/2035                                                                   1,075
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.7%    3,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Bonds, Series B, 6% due 7/01/2010 (o)                                                         3,231
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Refunding Bonds, Series C, 6% due 7/01/2010 (o)                                               2,155
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Refunding Bonds, Series D, 5.375% due 7/01/2012 (o)                                           1,080
                    -------------------------------------------------------------------------------------------------------------
                        660   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Refunding Bonds, Series K, 5% due 7/01/2015 (o)                                                 717
                    -------------------------------------------------------------------------------------------------------------
                      5,000   Puerto Rico Commonwealth, Public Improvement, GO, 5.50% due 7/01/2019 (h)                     5,732
                    -------------------------------------------------------------------------------------------------------------
                        500   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                 537
                    -------------------------------------------------------------------------------------------------------------
                      1,170   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                              due 7/01/2010 (h)(o)                                                                          1,237
                    -------------------------------------------------------------------------------------------------------------
                      4,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2032        4,208
                    -------------------------------------------------------------------------------------------------------------
                      1,345   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                              Financing Authority, Special Facilities Revenue Bonds (American Airlines, Inc.),
                              Series A, 6.45% due 12/01/2025                                                                1,373
                    -------------------------------------------------------------------------------------------------------------
                      1,250   Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (h)                      1,340
                    -------------------------------------------------------------------------------------------------------------
                      3,740   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                              Series E, 5.50% due 2/01/2012 (o)                                                             4,031
---------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin           1,400   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 0.8%                Project), AMT, 6.50% due 7/01/2021                                                            1,576
                    -------------------------------------------------------------------------------------------------------------
                        750   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                              Refinery), AMT, 5.875% due 7/01/2022                                                            819
---------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds (Cost - $260,753) - 92.8%                                             274,860
---------------------------------------------------------------------------------------------------------------------------------

                              Municipal Bonds Held in Trust (q)
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.9%    15,000   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                              due 1/01/2026 (h)                                                                            15,723
                    -------------------------------------------------------------------------------------------------------------
                      5,540   New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, AMT,
                              Series A, 4.85% due 11/01/2030 (e)                                                            5,582
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                              International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (j)                          2,060
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 5.7%    8,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5% due 1/01/2008 (a)(o)                                            6,113
                    -------------------------------------------------------------------------------------------------------------
                      1,600   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5.375% due 10/01/2016                                              1,703
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5.50% due 10/01/2017                                               2,135
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5.50% due 10/01/2018                                               2,137

                    -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount   Municipal Bonds Held in Trust (q)                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 2,600   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5.50% due 10/01/2019                                           $   2,777
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5.50% due 10/01/2020                                               1,069
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                              Refunding Bonds, Series A, 5.375% due 10/01/2024                                              1,065
---------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds Held in Trust (Cost - $38,186) - 13.6%                                 40,364
---------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                      6,543   CMA New Jersey Municipal Money Fund, 3.29% (m)(n)                                             6,543
---------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $6,543) - 2.2%                                            6,543
---------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $305,482*) - 108.6%                                               321,767

                              Liabilities in Excess of Other Assets - (0.0%)                                                 (100)

                              Liability for Trust Certificates, Including Interest Expense Payable - (8.6%)               (25,503)
                                                                                                                        ---------
                              Net Assets - 100.0%                                                                       $ 296,164
                                                                                                                        =========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $  280,068
                                                                     ==========
      Gross unrealized appreciation                                  $   16,808
      Gross unrealized depreciation                                        (524)
                                                                     ----------
      Net unrealized appreciation                                    $   16,284
                                                                     ==========

(a)   AMBAC Insured.
(b)   ACA Insured.
(c)   Assured Guaranty Insured.
(d)   Connie Lee Insured.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FNMA Collateralized.
(h)   FSA Insured.
(i)   GNMA Collateralized.
(j)   MBIA Insured.
(k)   Radian Insured.
(l)   Escrowed to maturity.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Dividend Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund           5,291             $99
      --------------------------------------------------------------------------

(n)   Represents the current yield as of April 30, 2007.

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

(o)   Prerefunded.
(p) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(r) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(s) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007